Group information (Policies)	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
Disclosure of basis of consolidation [text block]	Accounting policy
4.1.1.1. Basis of consolidation
The consolidated financial statements comprise the financial statements of the Company and its subsidiaries. Control is achieved when the Group:
•has power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee);
•is exposed, or has rights, to variable returns from its involvement with the investee; and
•has the ability to use its power to affect its returns.
Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:
•the contractual arrangement(s) with the other vote holders of the investee;
•rights arising from other contractual arrangements; and
•the Group’s voting rights and potential voting rights.
The Group re-assesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group obtains control until the date the Group ceases to control the subsidiary.
Profit or loss and each component of OCI are attributed to the equity holders of the parent of the Group and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies. All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.
A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction, in “Transactions among shareholders” in equity.

Description of consolidation of structured entities	Consolidation of structured entities
Usually, the control of an investee is determined by voting or similar rights of the investor. In some cases, voting or similar rights is not the decisive factor to characterize control. An entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity is denominated as a structured entity. Frequently, the relevant activities of structured entities are directed by means of contractual arrangements. In such cases, an investor’s consideration of the purpose and design of the investee shall also include consideration of the risks to which the investee was designed to be exposed, the risks it was designed to pass on to the parties involved with the investee and whether the investor is exposed to some or all of those risks.
Based on the contractual terms, the Group identified that certain investments meet the definition of a structured entity under IFRS 12 – Disclosure of Interests in Other Entities.
The Group considers the entities listed below to be structured entities that are controlled by the Group. The participation of the Group in each of them is stated as follows:

Outstanding quotas as of December 31, 2025 and 2024

ACR FAST Fundo de Investimento em Direitos Creditórios ("FIDC ACR FAST")	100% of subordinated quotas representing approximately 4% of total (subordinated and senior) quotas
ACR I Fundo de Investimento em Direitos Creditórios ("FIDC ACR I")	100% of subordinated quotas representing approximately 7% of total (subordinated and senior) quotas
SOMA III Fundo de Investimentos em Direitos Creditórios Não Padronizados ("FIDC SOMA III")	100% of subordinated quotas and 100% of mezzanine quotas representing all outstanding quotas
Stone Fundo de Investimento Multimercado Crédito Privado ("STONE FIM CP")	100% of quotas representing all outstanding quotas
StoneCo Exclusivo Fundo de Investimento em Cotas de Fundo de Investimento Multimercado Crédito Privado ("FIC FIM STONECO")	100% of quotas representing all outstanding quotas
Tapso Fundo de Investimento em Direitos Creditórios ("FIDC TAPSO")	100% of subordinated quotas and 100% of mezzanine quotas representing all outstanding quotas
The by laws of these structured entities were established at their inception to grant significant decision-making authority over these entities. As sole holders of the subordinated quotas, the Group is entitled to the full residual value of the entities, if any, and thus the Group has the rights to their variable returns.
In accordance with IFRS 10, the Group concluded it controls all structured entities listed above, therefore, they are consolidated in the Group’s financial statements. FIDCs senior and mezzanine quotas held by third parties, when applicable, are accounted for as a financial liability under “Other debt instruments and Institutional deposits and marketable debt securities” and the remuneration paid to senior and mezzanine quota holders is recorded as an interest expense (Note 6.8).